Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2016
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2015 and 2016:

	Yen in millions
	March 31,
	2015	2016
Derivative assets
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	527	—
Investments and other assets - Other	2,880	4,371

Total	3,407	4,371

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	57,915	96,996
Investments and other assets - Other	242,404	230,726

Total	300,319	327,722

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	35,594	34,290
Investments and other assets - Other	—	428

Total	35,594	34,718

Total derivative assets	339,320	366,811
Counterparty netting	(117,794)	(116,174)
Collateral received	(76,891)	(65,810)

Carrying value of derivative assets	144,635	184,827

Derivative liabilities
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Other current liabilities	(4,793)	—
Other long-term liabilities	(401)	—

Total	(5,194)	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Other current liabilities	(94,801)	(42,404)
Other long-term liabilities	(253,428)	(180,716)

Total	(348,229)	(223,120)

Foreign exchange forward and option contracts
Other current liabilities	(7,307)	(21,167)
Other long-term liabilities	(1)	—

Total	(7,308)	(21,167)

Total derivative liabilities	(360,731)	(244,287)
Counterparty netting	117,794	116,174
Collateral posted	213,937	94,953

Carrying value of derivative liabilities	(29,000)	(33,160)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2015 and 2016:

	Yen in millions
	March 31,
	2015		2016
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	85,561	18,634,479	41,016	18,312,359
Foreign exchange forward and option contracts	—	2,625,106	—	2,742,102

Total	85,561	21,259,585	41,016	21,054,461

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2014, 2015 and 2016:

	Yen in millions
	For the years ended March 31,
	2014		2015		2016
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Cost of financing operations	(2,719)	3,106	(15,488)	15,595	(133)	122

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	199		(57,015)		119,096
Foreign exchange gain (loss), net	(2,862)		6,459		(379)
Foreign exchange forward and option contracts
Cost of financing operations	20,333		31,738		(16,363)
Foreign exchange gain (loss), net	(930)		(4,108)		115,256